Heritage and Cultural Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Heritage And Cultural Assets [Text Block]
Note 4 - Heritage and Cultural Assets

As of September 30, 2012 and December 31, 2011, Nova Museum had heritage and cultural assets of $127,873 and $128,687, consisting principally of collectibles and antiques for exhibition. Depreciation is not required to be provided on heritage assets that have indefinite lives and no reduction in their value with the passage of time; however, the carrying amount of the heritage and cultural assets will be reviewed when there is evidence of impairment in accordance with ASC 360-10.

Note 4 - Heritage and Cultural Assets

As of December 31, 2011, Nova Museum had heritage and cultural assets of $128,687, consisting principally of collectibles and antiques for exhibition. Depreciation is not required to be provided on heritage assets that have indefinite lives and no reduction in their value with the passage of time; however, the carrying amount of the heritage and cultural assets should be reviewed when there is evidence of impairment in accordance with ASC 360-10.